Summary of Significant Accounting Policies - Schedule of Deferred tax assets (liabilities) (Details)	Dec. 31, 2021 USD ($)
Deferred tax assets and liabilities
Organization costs	$ 26,251
Net operating loss carryforward	11,740
Total deferred tax asset	37,911
Valuation allowance	$ (37,911)